STOCKHOLDERS' DEFICIENCY (Narrative) (Details) (USD $)	0 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended				1 Months Ended
	Jun. 15, 2013	Mar. 15, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 27, 2013	Mar. 07, 2011	Jan. 31, 2010 Employees and Consultants [Member]	Jan. 31, 2010 Employees and Consultants [Member] Previously Reported [Member]	Feb. 29, 2012 Chief Financial Officer [Member]	Mar. 31, 2012 Employees And Consultants Second Issuance [Member]	Mar. 31, 2012 Employees And Consultants Second Issuance [Member] Previously Reported [Member]	Mar. 31, 2012 Employee who has since become the Company's Chief Operating Officer [Member]	Sep. 30, 2012 Consultants [Member]	Dec. 31, 2012 Chief Operating Officer [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Preferred stock, shares authorized			1,000,000		1,000,000		1,000,000	1,000,000	1,000,000
Preferred stock, par value			$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued			0		0		0	0
Consultancy agreement, shares issued	20,000									20,000
Consultancy agreement, shares subject to return										10,000
Consultancy agreement, value of shares issued	$ 57,500	$ 29,500						$ 21,550
Consultancy agreement, expense			52,583		87,000
Stock-based compensation expense			9,827	12,188	31,203	32,604	46,089	27,742
Options granted							170,000				48,600	64,800	40,000	45,600	57,600	20,000	30,000	20,000
Exercise price											$ 1.875	$ 1.875	$ 1.00	$ 1.15	$ 1.15	$ 1.15	$ 1.00	$ 1.25
Vesting installments											4	4	36	4	4	4	4	36
Options granted, value											46,899	62,532	20,000	25,992	32,832	11,400	17,850	14,800
Options vested			984,211		984,211		943,512
Options unvested			119,989		119,989		188,888
Unamortized stock-based compensation expense			$ 60,365		$ 60,365		$ 122,592	$ 61,374